Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans, allowance for loan losses	$ 2,080	$ 2,122	$ 2,341
Preferred stock, no par value	$ 0	$ 0	$ 0
Preferred stock, authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value	$ 1	$ 1	$ 1
Common stock, authorized	10,000,000	10,000,000	10,000,000
Common stock, issued	5,560,304	5,435,304	5,425,304
Common Stock, Shares, Outstanding	5,383,938	5,244,105	5,208,015
Stock held by deferred compensation plan, shares	170,622	185,355	211,509
Treasury stock, shares	5,744	5,744	5,744